Schedule of Changes in Provisions for Onerous Contracts (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Less current portion	$ 81	$ 92
Cetrotide(R) Onerous Contracts [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	371
Utilization of provisions	(42)
Change in the provisions	39
Impact of foreign exchange rate changes	(19)
Ending balance	349
Less current portion	81
Non-current portion	$ 268